Other intangible assets, Effect of Movements in Exchange Rates and Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Other Intangible Assets [Abstract]
Total expenditure	$ 47.5	$ 72.5
Intangible assets other than goodwill	4,331.2	5,383.0	$ 5,942.3
Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	(3,775.0)	(2,916.9)	(2,232.4)
Purchased Software [Member]
Other Intangible Assets [Abstract]
Total expenditure	28.4
Intangible assets other than goodwill	69.6	78.0	69.8
Purchased Software [Member] | Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	(138.0)	(113.5)	(76.9)
Product Development Costs [Member]
Other Intangible Assets [Abstract]
Total expenditure	19.1
Intangible assets other than goodwill	35.5	36.1	42.7
Product Development Costs [Member] | Internal Consultants [Member]
Other Intangible Assets [Abstract]
Total expenditure	17.0	16.2
Product Development Costs [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Total expenditure	0.0	0.8
Product Development Costs [Member] | Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	(257.5)	(237.9)	(214.3)
Purchased Intangibles [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Total expenditure		6.6
Purchased Intangibles [Member] | Streamworx and Full 360 [Member]
Other Intangible Assets [Abstract]
Total expenditure	7.8
Technology [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 1,049.5	1,335.5	1,509.7
Technology [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	2 years
Technology [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	8 years
Technology [Member] | HPE Software Business [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 1,000.0	966.4
Technology [Member] | HPE Software Business [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	8 years
Technology [Member] | Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ (1,087.9)	(865.7)	(668.9)
Trade Names [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 156.5	181.3	199.3
Trade Names [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	3 years
Trade Names [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	15 years
Trade Names [Member] | Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ (106.9)	(87.9)	(68.0)
Customer Relationships [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 3,020.1	3,752.1	4,119.0
Customer Relationships [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	1 year
Customer Relationships [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	11 years
Customer Relationships [Member] | HPE Software Business [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 3,000.0	2,770.4
Customer Relationships [Member] | HPE Software Business [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	11 years
Customer Relationships [Member] | Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ (2,184.7)	$ (1,611.9)	$ (1,204.3)